Goodwill and intangible assets - Narrative (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) cash_generating_unit	Dec. 31, 2024 USD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of cash-generating units | cash_generating_unit		4
Goodwill		$ 19,149	$ 19,149
Intangible assets		202,265	187,403
Impairment charge for the year		0
Exchange listed products
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		17,900	17,900
Managed equities
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		1,200	1,200
Fund management contracts (indefinite life)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets		$ 183,116	$ 168,254
Additions	$ 6,500
Contract term (in years)		5 years
Fund management contracts (indefinite life) | Discount Rate
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Measurement input, discount rate (percent)		0.0973